Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill were as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,686	2,419,542	3,877,564	640,528
Goodwill acquired	2,468,874	1,458,023	12,986,790	2,145,265
Impairment losses	(113,011)	—	—	—
Foreign currency translation adjustment	(7)	(1)	(4)	(1)

Balance as of December 31	2,419,542	3,877,564	16,864,350	2,785,792

Intangible Assets

Finite-lived intangible assets

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
	(In thousands)
Land use right	298,600	(16,498)	282,102
Customer relationships	307,104	(64,420)	242,684
Software	212,848	(75,131)	137,717
Trademarks	320,527	(46,639)	273,888
User list	233,570	(78,205)	155,365
Licensed copyrights of video contents	411,666	(79,842)	331,824
Others	181,250	(27,575)	153,675

	1,965,565	(388,310)	1,577,255

	As of December 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
	(In thousands)
Land use right	519,474	(26,968)	492,506	81,356
Customer relationships	682,715	(144,451)	538,264	88,915
Software	478,909	(152,711)	326,198	53,884
Trademarks	821,338	(97,122)	724,216	119,632
User list	789,975	(219,377)	570,598	94,256
Licensed copyrights of video contents	1,012,534	(469,787)	542,747	89,655
Others	496,439	(71,063)	425,376	70,267

	4,801,384	(1,181,479)	3,619,905	597,965

The Company recognized impairment loss on intangible assets of RMB8.04 million, nil and RMB4.62 million (US$0.76 million) for the years ended December 31, 2011, 2012 and 2013, respectively. Amortization expense of intangible assets for the years ended December 31, 2011, 2012 and 2013 was RMB65.67 million, RMB234.00 million and RMB949.85 million (US$156.90 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
	(In thousands)
For the years ending December 31,
2014	1,058,658	174,878
2015	733,064	121,094
2016	512,956	84,734
2017	240,070	39,657
2018	194,715	32,165

Indefinite-lived intangible assets

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Domain names	9,360	9,360	1,546
Trademarks	1,050	1,050	174

	10,410	10,410	1,720